PROMISSORY NOTE	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
PROMISSORY NOTE

NOTE 5 - PROMISSORY NOTE

January 2023 Note

On January 20, 2023, the Company entered into a secured promissory note (“January 2023 Note”) with an investor (the “Investor”). The January 2023 Note is in the aggregate principal amount of $631,968. The Note has an interest rate of 10% per annum, with a maturity date nine months from the issuance date of the Note. The Note carried an original issue discount totaling $56,868, whereby the purchase price is $575,100. All payments made by the Company under the terms in the note, including upon repayment of this Note at maturity, shall be subject to an exit fee of 15% of the portion of the Outstanding Balance being paid (the “Exit Fee”). The cash was not transferred to the Company’s bank account, but instead to the merger entity, Yotta Acquisition Corporation (Note 11), for a contribution to a required extension fee for the business combination. On November 17, 2023, the Company received an extension of the maturity date to June 30, 2024, for a $5,000 extension fee. The maturity date was further extended to August 15, 2024.

On November 8, 2023, the Company and the Investor entered into an Exchange Agreement on the January 2023 Note. In the Exchange Agreement the original note was partitioned into a $132,000 new promissory note, leaving the original January 2023 Note with an adjusted balance of $499,968. The partitioned note was exchanged for 10,000,000 shares of the Company’s common stock. The shares of common stock issued had a fair value of $160,000 based on the market price of the shares of $0.016 on the execution date, resulting in an excess of $28,000 to be recognized as a financing expense.

On January 17, 2024, the Company and the Investor entered into an Exchange Agreement on the January 2023 Note. In the Exchange Agreement the remaining January 2023 Note was partitioned into a $99,450 new promissory note, leaving the original January 2023 Note with an adjusted balance of $400,518. The partitioned note was exchanged for 10,000,000 shares of the Company’s common stock. The shares of common stock issued had a fair value of $110,000 based on the market price of the shares of $0.011 on the execution date, resulting in an excess of $10,550 to be recognized as a financing expense.

On February 22, 2024, the Company and the Investor entered into an Exchange Agreement on the January 2023 Note. In the Exchange Agreement the remaining January 2023 Note was partitioned into a $91,800 new promissory note, leaving the original January 2023 Note with an adjusted balance of $313,718. The partitioned note was exchanged for 10,000,000 shares of the Company’s common stock. The shares of common stock issued had a fair value of $190,000 based on the market price of the shares of $0.019 on the execution date, resulting in an excess of $98,200 to be recognized as a financing expense.

April 2023 Promissory Note

On April 21, 2023, the Company entered into a $60,000 promissory note with Yotta Investment LLC (“Yotta Investment”), with no interest to accrue on the principal balance. The promissory note is to be settled on the date of closing of the business combination contemplated by the Merger Agreement with Yotta Acquisition Corporation, (“Merger Agreement”). Upon the occurrence of an event of default, including the termination of the Merger Agreement, the unpaid principal balance of this note, and all other sums payable with regard to this note, shall automatically and immediately become due and payable, in all cases without any action on the part of the Company. As discussed in Note 13, the Merger Agreement was terminated, and management believes the promissory note will be settled in the Breakup Fee.

May 2023 Promissory Note

On May 17, 2023, the Company entered into an additional $60,000 promissory note with Yotta Investment, with no interest to accrue on the principal balance. The promissory note is to be settled on the date of closing of the business combination contemplated by the Merger Agreement with Yotta Acquisition Corporation. Upon the occurrence of an event of default, including the termination of the Merger Agreement, the unpaid principal balance of this note, and all other sums payable with regard to this note, shall automatically and immediately become due and payable, in all cases without any action on the part of the Company. As discussed in Note 13, the Merger Agreement was terminated, and management believes the promissory note will be settled in the Breakup Fee.

Ms. Williams Promissory Note

On July 15, 2020, the Company issued a promissory note to Ms. Williams in the amount of $383,604 to settle the amounts that had been recognized per the separation agreement with the late Mr. Bill Williams dated August 15, 2019, for his portion of the related party notes and related accrued interest discussed above, and accrued compensation and allowances. The note bears interest at one percent per annum and calls for monthly payments of $8,000 until the balance is paid in full. During the year ended March 31, 2024, the Company did not make the monthly payments. The balance as of both March 31, 2024 and March 31, 2023 was $119,604, with the full balance as of March 31, 2024 and $96,000 for the year end March 31, 2023, classified in current liabilities, on the consolidated balance sheets.